Liabilities with financial and similar institutions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Liabilities with financial and similar institutions
Payables with credit card network	R$ 8,956,528	R$ 6,801,035
Securities sold under agreements to repurchase	1,725,852	1,011,092
IFRS Time Deposits	517,072	1,647,866
Others liabilities with financial institutions	120,125	62,476
Total liabilities with financial institutions	R$ 11,319,577	R$ 9,522,469